Exeter Fund, Inc.
                                1100 Chase Square
                            Rochester, New York 14604
                                 (585) 325-6880



September  7,  2004

Filing  Room
Securities  &  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.   20549


Re:     Exeter  Fund,  Inc.  (File  Nos.  2-92633  and  811-04087) / Rule 497(j)
Financial  Services  Series,  Core  Bond  Series,  Core  Plus  Bond  Series


Dear  Sir  or  Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated September 3, 2004 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 50, which was filed electronically under Accession Number 0000751173-04-000071 on September 3, 2004.


Sincerely,

EXETER  FUND,  INC.

/s/  Jodi  L.  Hedberg

Jodi  L.  Hedberg
Corporate  Secretary